UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2019

Date of reporting period:	November 30, 2018

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund
The fund's portfolio
11/30/18 (Unaudited)

SENIOR LOANS (83.4%)(a)(c)
	Principal amount	Value
Automotive (0.8%)
Navistar Financial Corp. Owner Trust bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.06% 7/30/25	$1,000,000	$993,125
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.82%, 11/6/24	4,705,303	4,681,776

		5,674,901
Basic materials (9.5%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 5.386%, 1/31/24	4,881,317	4,830,468
Beacon Roofing Supply, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.568%, 1/2/25	4,975,000	4,831,078
Big River Steel, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.386%, 8/23/23	990,000	999,281
Builders FirstSource, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.386%, 2/29/24	2,975,499	2,839,123
Caraustar Industries, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.50%), 7.886%, 3/14/22	4,922,531	4,914,325
Diamond (BC) BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.527%, 9/6/24	5,558,000	5,391,260
Flex Acquisition Co., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.549%, 6/22/25	2,992,500	2,940,879
Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.345%, 10/25/23	3,549,819	3,240,985
Industrial Container Services bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.33%, 4/28/24	—	—
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.898%, 10/1/25	5,000,000	4,925,000
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.175%, 4/12/25	1,995,000	1,948,451
PQ Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 5.027%, 2/8/25	2,523,198	2,485,350
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.095%, 11/15/23	6,247,590	6,117,059
Solenis International LP bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 6.707%, 12/26/23	2,992,500	2,956,964
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.549%, 9/20/25	5,000,000	4,926,560
TMS International Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.206%, 8/14/24	4,681,277	4,599,354
Trident TPI Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.595%, 10/5/24	2,433,988	2,391,393
Tronox Blocked Borrower, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.345%, 9/22/24	1,200,233	1,186,229
Tronox Pigments Holland BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.345%, 9/22/24	2,769,767	2,737,453
Zekelman Industries, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.623%, 6/14/21	6,274,567	6,207,900

		70,469,112
Broadcasting (3.0%)
CBS Radio, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 2.75%), 5.037%, 11/17/24	3,025,257	2,983,660
Gray Television, Inc. bank term loan FRN Ser. C, (BBA LIBOR USD 3 Month + 2.50%), 2.50%, 11/2/25	4,000,000	3,945,000
iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA LIBOR USD 3 Month + 6.75%), 9.052%, 1/30/19 (In default)(NON)	7,105,000	5,047,513
Townsquare Media, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.345%, 4/1/22	2,645,925	2,612,851
Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.345%, 1/27/24	1,944,702	1,936,598
Univision Communications, Inc. bank term loan FRN Ser. C5, (BBA LIBOR USD 3 Month + 2.75%), 5.095%, 3/15/24	5,725,355	5,324,580

		21,850,202
Building materials (2.4%)
American Builders & Contractors Supply Co., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.345%, 10/31/23	2,964,950	2,878,649
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.251%, 5/5/24	4,848,964	4,800,474
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.375%, 2/28/26	1,935,000	1,838,250
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.875%, 2/28/25	3,437,725	3,317,405
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.299%, 7/24/24	4,951,241	4,777,947

		17,612,725
Capital goods (7.9%)
Advanced Disposal Services, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.475%, 11/10/23	3,507,794	3,463,946
Altra Industrial Motion Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.386%, 9/26/25	3,000,000	2,966,250
Blount International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.052%, 4/12/23	995,000	992,513
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.658%, 4/3/24	5,463,406	5,308,612
CD&R Waterworks Merger Sub, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.526%, 8/1/24	3,465,000	3,426,019
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.345%, 3/29/25	2,985,000	2,959,813
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.095%, 3/31/24	5,045,983	4,955,574
GFL Environmental, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 1.75%), 5.105%, 5/31/25	546,961	531,920
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.105%, 5/31/25	4,392,031	4,271,250
RBS Global, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.349%, 8/21/24	2,485,000	2,466,363
Resideo Funding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.49%, 10/25/25	2,000,000	1,987,500
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.095%, 2/5/23	3,152,924	3,119,704
Thermon Industries, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.049%, 10/30/24	2,201,250	2,184,741
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.345%, 3/28/25	4,600,541	4,304,381
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD 3 Month + 2.50%), 4.845%, 5/30/25	3,929,795	3,824,182
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.50%), 4.845%, 6/9/23	3,438,715	3,358,765
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.707%, 11/15/23	5,400,882	5,232,104
Welbilt, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.95%, 10/23/25	3,787,718	3,730,902

		59,084,539
Commercial and consumer services (2.4%)
Iron Mountain, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 4.095%, 1/2/26	2,985,000	2,924,055
Prime Security Services Borrower, LLC bank term loan FRN Class B, (BBA LIBOR USD 3 Month + 2.75%), 5.095%, 5/2/22	2,947,706	2,912,440
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.095%, 9/18/25	7,260,000	7,063,377
Sabre GLBL, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.345%, 2/22/24	992,500	977,613
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B , (BBA LIBOR USD 3 Month + 2.50%), 5.116%, 3/16/25	3,957,143	3,902,115

		17,779,600
Communication services (7.4%)
Altice SA bank term loan FRN Ser. B12, (BBA LIBOR USD 3 Month + 3.69%), 5.994%, 1/31/26	1,980,000	1,859,551
Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.745%, 1/11/26	2,000,000	1,950,000
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.845%, 8/4/25	2,297,000	2,340,069
Asurion, LLC bank term loan FRN Ser. B6, (BBA LIBOR USD 3 Month + 3.00%), 5.345%, 11/3/23	2,342,766	2,317,581
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 5.345%, 11/3/24	1,745,625	1,724,896
CenturyLink, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.095%, 1/31/25	6,462,500	6,274,008
Charter Communications Operating, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.35%, 4/30/25	4,203,238	4,154,375
Cogeco Communications USA II LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.38%), 4.72%, 8/2/24	3,482,500	3,419,380
CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.557%, 6/15/25	3,741,793	3,671,635
Frontier Communications Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.10%, 6/15/24	2,977,387	2,829,447
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 6.072%, 11/27/23	3,789,628	3,761,206
Intelsat Jackson Holdings SA bank term loan FRN Ser. B4, (BBA LIBOR USD 3 Month + 4.50%), 6.822%, 1/2/24	2,000,000	2,033,750
SFR Group SA bank term loan FRN Ser. B11, (BBA LIBOR USD 3 Month + 2.75%), 5.095%, 7/18/25	4,920,050	4,581,797
Sprint Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.875%, 2/2/24	6,397,550	6,298,919
Virgin Media Bristol, LLC bank term loan FRN Ser. K, (BBA LIBOR USD 3 Month + 2.50%), 4.807%, 1/15/26	2,500,000	2,466,405
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.553%, 8/19/23	4,919,062	4,654,663

		54,337,682
Communications equipment (1.6%)
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.609%, 12/15/24	6,213,050	6,139,270
CommScope, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.345%, 12/29/22	1,556,000	1,529,419
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.845%, 7/2/25	4,000,000	3,928,332

		11,597,021
Computers (4.0%)
Dell International, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.35%, 9/7/23	6,678,938	6,590,582
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.582%, 11/3/23	4,874,728	4,494,499
Solera, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.095%, 3/3/23	4,888,113	4,814,028
SS&C European Holdings Sarl bank term loan FRN Ser. B4, (BBA LIBOR USD 3 Month + 2.25%), 4.595%, 4/16/25	1,633,719	1,593,897
SS&C Technologies, Inc. bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 2.25%), 4.595%, 4/16/25	4,289,357	4,184,804
SS&C Technologies, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.50%), 4.822%, 4/16/25	1,000,000	975,179
Syniverse Holdings, Inc. bank term loan FRN Ser. 1L, (BBA LIBOR USD 3 Month + 5.00%), 7.307%, 3/9/23	2,985,000	2,869,331
Syniverse Holdings, Inc. bank term loan FRN Ser. 2L, (BBA LIBOR USD 3 Month + 9.00%), 11.307%, 3/11/24	1,250,000	1,150,000
Western Digital Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 4.093%, 4/29/23	3,019,825	2,929,230

		29,601,550
Consumer staples (6.0%)
1011778 BC ULC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.595%, 2/17/24	2,000,000	1,953,334
Albertson's, LLC bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 3.00%), 4.305%, 12/21/22	2,000,000	1,965,416
Albertson's, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 5.527%, 10/29/25	2,000,000	1,951,666
ATS Consolidated, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.706%, 2/28/25	3,982,500	3,981,257
BJ's Wholesale Club, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.318%, 2/3/24	4,167,455	4,142,709
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.732%, 6/21/24	5,825,719	5,732,670
CEC Entertainment, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.599%, 2/14/21	4,557,260	4,347,626
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.759%, 2/5/25	4,055,556	4,009,087
KFC Holding Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 4.053%, 4/3/25	4,900,624	4,861,571
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.207%, 9/7/23	1,958,433	1,436,389
Sigma US Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.057%, 7/2/25	1,995,000	1,960,088
Weight Watchers International bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.15%, 11/29/24	3,850,000	3,850,000
WKI Holding Co., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.541%, 5/2/24	1,989,924	1,947,639
Zep, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.386%, 8/8/24	1,980,000	1,841,400

		43,980,852
Electronics (0.9%)
Microchip Technology, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.31%, 5/29/25	3,232,992	3,210,092
TTM Technologies, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.799%, 9/28/24	3,195,969	3,100,090

		6,310,182
Energy (5.4%)
Apergy Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.875%, 5/9/25	1,903,614	1,863,163
Ascent Resources - Marcellus, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.50%), 8.815%, 3/30/23	308,333	308,333
BCP Renaissance Parent, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.842%, 10/31/24	2,992,500	2,967,812
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 10.38%), 12.724%, 12/31/21	1,700,000	1,797,750
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 7.037%, 11/17/22	3,815,000	3,815,000
Centurion Pipeline Co., LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.636%, 9/26/25	2,000,000	2,000,000
Delek US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.552%, 3/13/25	1,990,000	1,965,125
Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.641%, 6/30/24	3,950,000	3,803,850
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.095%, 4/16/21	652,790	651,974
HFOTCO, LLC bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 2.75%), 5.10%, 6/26/25	1,975,050	1,967,644
KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23	1,423,199	1,263,089
Keane Group Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.125%, 5/25/25	2,452,575	2,329,946
Medallion Midland Acquisition, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.595%, 10/30/24	4,962,500	4,786,743
MEG Energy Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.85%, 12/31/23	983,456	976,080
Moda Midstream, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.636%, 9/25/25	2,000,000	2,000,000
Murray Energy Corp. bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 7.25%), 9.492%, 4/17/20	2,448,771	2,127,369
Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.595%, 2/28/25	3,833,618	3,686,664
Traverse Midstream Partners, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.60%, 9/27/24	1,415,000	1,404,388

		39,714,930
Entertainment (2.0%)
Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.845%, 2/28/25	6,154,075	6,033,191
Constellation Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.112%, 9/18/24	3,917,072	3,784,871
Delta 2 (Lux) Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.845%, 2/1/24	2,318,289	2,232,320
Nai Entertainment Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.85%, 5/8/25	2,000,000	1,986,250
VGD Merger Sub, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 7.50%), 9.845%, 8/18/24	720,000	719,100

		14,755,732
Financials (6.3%)
Alliant Holdings I, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.057%, 5/10/25	4,604,584	4,517,608
BCPE Rover Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.745%, 11/20/25	3,000,000	2,979,000
Capital Automotive LP bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 8.35%, 3/24/25	2,282,173	2,282,173
Capital Automotive LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.85%, 3/24/24	1,815,370	1,788,139
Clayton, Dubilier & Rice, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.52%, 4/12/25	2,500,000	2,441,668
ESH Hospitality, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.345%, 8/30/23	2,868,173	2,834,113
Forest City Enterprises LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.52%, 12/31/25	3,805,000	3,805,000
Freedom Mortgage Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.095%, 2/23/22	4,331,250	4,293,352
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.362%, 4/25/25	3,740,625	3,673,084
iStar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.05%, 6/28/23	2,150,173	2,131,359
LPL Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.53%, 9/21/24	3,692,625	3,658,775
USI, Inc./NY bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.386%, 5/16/24	5,281,650	5,145,648
VGD Merger Sub, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.60%, 8/18/23	2,543,100	2,532,503
VICI Properties 1, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 4.306%, 12/22/24	4,137,955	4,067,481

		46,149,903
Gaming and lottery (3.7%)
Boyd Gaming Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.466%, 9/15/23	2,734,707	2,682,291
CBAC Borrower, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 6.345%, 7/7/24	1,980,000	1,967,625
Eldorado Resorts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.75%, 4/17/24	1,989,380	1,967,000
Gateway Casinos & Entertainment, Ltd. bank term loan FRN Ser. B , (BBA LIBOR USD 3 Month + 3.00%), 5.071%, 3/13/25	1,745,625	1,728,169
Golden Nugget, Inc./NV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.231%, 10/4/23	4,578,787	4,508,961
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 5.216%, 8/14/24	6,757,770	6,583,548
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.886%, 7/10/25	3,990,000	3,973,166
Yonkers Racing Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.60%, 5/31/24	3,899,564	3,882,504

		27,293,264
Health care (7.8%)
Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.53%, 9/26/24	496,250	481,185
Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.568%, 4/28/22	5,252,689	5,028,136
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.886%, 4/21/24	3,898,287	3,312,328
Bausch Health Cos., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.314%, 6/1/25	4,957,875	4,902,872
CHS/Community Health Systems, Inc. bank term loan FRN Ser. H, (BBA LIBOR USD 3 Month + 3.25%), 5.957%, 1/27/21	4,002,492	3,911,187
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.309%, 10/11/25	4,000,000	3,832,500
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.46%, 1/31/25	3,940,000	3,905,033
Jaguar Holding Co. II bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.845%, 8/18/22	6,141,359	6,039,259
Kinetic Concepts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.285%, 2/3/24	3,710,375	3,688,732
Multiplan, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.136%, 6/7/23	4,794,006	4,698,126
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.576%, 6/1/25	6,185,837	6,021,251
RegionalCare Hospital Partners Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.50%), 7.129%, 11/16/25	3,000,000	2,943,750
Sterigenics-Nordion Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.345%, 5/15/22	4,851,125	4,788,972
West Street Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.095%, 9/27/24	3,960,000	3,845,160

		57,398,491
Leisure (0.3%)
Steinway Musical Instruments, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.06%, 2/15/25	1,990,000	1,975,075

		1,975,075
Lodging/Tourism (1.9%)
Caesars Resort Collection, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 5.095%, 12/22/24	4,962,500	4,871,934
Diamond Resorts International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.095%, 9/2/23	3,699,522	3,505,297
Hilton Worldwide Finance, LLC bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 2.15%), 3.644%, 10/25/23	2,093,608	2,071,799
MGM Growth Properties Operating Partnership LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.345%, 3/25/25	3,922,442	3,850,120

		14,299,150
Media (0.5%)
Getty Images, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.845%, 10/18/19	—	—
Lions Gate Capital Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.595%, 3/24/25	3,482,500	3,431,715

		3,431,715
Publishing (0.4%)
Meredith Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.095%, 1/31/25	3,008,078	2,992,285

		2,992,285
Retail (2.8%)
Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.304%, 7/2/22	2,287,198	1,662,031
Bass Pro Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.302%, 9/25/24	3,960,000	3,900,600
J. Crew Group, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.22%), 4.514%, 3/5/21	1,664,404	1,396,713
JC Penney Corp., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.956%, 6/23/23	2,831,250	2,452,177
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.604%, 5/21/24	2,000,000	1,968,750
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.477%, 10/16/23	2,815,995	2,763,195
Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.568%, 10/25/20	1,837,926	1,590,462
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.32%, 3/11/22	1,984,576	1,653,932
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 7.00%, 11/16/22	3,066,000	3,058,335

		20,446,195
Software (2.1%)
Almonde, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 7.25%), 9.636%, 6/13/25	2,000,000	1,907,000
Ceridian HCM Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.595%, 4/30/25	2,640,000	2,620,200
Infor US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.136%, 2/1/22	4,973,712	4,904,080
Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 11/1/24	1,498,000	1,500,497
Kronos, Inc./MA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.222%, 11/1/23	4,487,973	4,428,812

		15,360,589
Technology services (2.3%)
Banff Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.562%, 6/28/25	4,250,000	4,195,910
CCC Information Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 9.095%, 3/31/25	1,608,000	1,604,985
CCC Information Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.35%, 3/30/24	2,212,362	2,182,402
First Data Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 4.315%, 4/26/24	3,935,739	3,867,312
First Data Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 4.315%, 7/10/22	778,446	764,912
Tempo Acquisition, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.345%, 5/1/24	4,305,500	4,265,136

		16,880,657
Utilities and power (2.0%)
Calpine Construction Finance Co. LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.845%, 1/15/25	4,269,612	4,192,759
Energy Transfer LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 4.345%, 2/2/24	2,750,000	2,739,195
NRG Energy, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.972%, 6/30/23	1	1
Vistra Operations Co., LLC bank term loan FRN Class B2, (BBA LIBOR USD 3 Month + 2.25%), 4.595%, 12/14/23	2,456,250	2,427,465
Vistra Operations Co., LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.345%, 8/4/23	4,320,830	4,259,016
Vistra Operations Co., LLC bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 2.00%), 4.314%, 12/1/25	771,068	759,742

		14,378,178

Total senior loans (cost $624,271,588)		$613,374,530

CORPORATE BONDS AND NOTES (11.7%)(a)
	Principal amount	Value
Basic materials (0.6%)
ArcelorMittal SA sr. unsec. unsub. notes 5.50%, 3/1/21 (France)	$2,000,000	$2,053,720
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 3.875%, 3/15/23 (Indonesia)	1,682,000	1,566,363
Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20	1,000,000	1,010,000

		4,630,083
Capital goods (1.0%)
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19	343,000	352,433
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	1,400,000	1,445,500
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20	1,550,000	1,612,000
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22	1,665,000	1,702,796
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN (BBA LIBOR USD 3 Month + 3.50%), 5.936%, 7/15/21	1,945,000	1,959,393

		7,072,122
Communication services (1.6%)
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20	1,840,000	1,913,600
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. FRN (BBA LIBOR USD 3 Month + 1.65%), 4.191%, 2/1/24	2,000,000	2,001,399
Comcast Corp. company guaranty sr. unsec. unsub. notes (BBA LIBOR USD 3 Month + 0.44%), 2.848%, 10/1/21	4,000,000	4,000,160
DISH DBS Corp. company guaranty sr. unsec. notes 5.875%, 7/15/22	2,000,000	1,907,500
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	397,000	403,948
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	1,500,000	1,503,750

		11,730,357
Consumer cyclicals (1.3%)
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20	737,000	737,000
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21	2,545,000	2,608,625
MGM Resorts International company guaranty sr. unsec. unsub. notes 7.75%, 3/15/22	2,000,000	2,150,000
Penske Automotive Group, Inc. company guaranty sr. unsec. notes 3.75%, 8/15/20	2,000,000	1,992,500
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21	1,926,000	1,889,888

		9,378,013
Consumer staples (0.3%)
Kraft Heinz Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.82%), 3.438%, 8/10/22	2,000,000	1,977,362

		1,977,362
Energy (1.1%)
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21	1,000,000	996,250
Chesapeake Energy Corp. company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 3.25%), 5.686%, 4/15/19	975,000	975,000
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	1,900,000	1,942,750
Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21	1,000,000	997,500
Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	1,550,000	1,530,625
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	1,500,000	1,503,750

		7,945,875
Financials (3.6%)
Ally Financial, Inc. sr. unsec. unsub. notes 4.625%, 5/19/22	1,600,000	1,600,000
Bank of America Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.77%), 3.352%, 2/5/26	2,000,000	1,924,248
Barclays PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 2.11%), 4.728%, 8/10/21 (United Kingdom)	2,000,000	2,062,962
CIT Group, Inc. sr. unsec. unsub. notes 4.125%, 3/9/21	1,000,000	997,500
Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.43%), 4.168%, 9/1/23	3,000,000	3,023,358
CNO Financial Group, Inc. sr. unsec. unsub. notes 4.50%, 5/30/20	1,000,000	995,000
Credit Suisse Group AG 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.24%), 3.574%, 6/12/24 (Switzerland)	1,374,000	1,370,743
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRB Ser. GMTN, (BBA LIBOR USD 3 Month + 1.75%), 4.259%, 10/28/27	3,000,000	3,030,437
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20	1,200,000	1,209,000
iStar, Inc. sr. unsec. unsub. notes 4.625%, 9/15/20(R)	1,000,000	991,250
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	3,000,000	3,015,300
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.06%), 3.394%, 9/13/21 (Japan)	3,000,000	3,036,996
Morgan Stanley sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 1.40%), 3.887%, 10/24/23	2,080,000	2,087,616
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.55%), 3.923%, 6/25/24 (United Kingdom)	2,000,000	1,978,630

		27,323,040
Health care (1.5%)
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22	2,500,000	2,577,600
CVS Health Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 3.047%, 3/9/21	3,000,000	2,995,230
HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	3,000,000	3,082,500
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 2.20%, 7/21/21 (Israel)	2,300,000	2,135,207

		10,790,537
Technology (0.3%)
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19	2,000,000	—
Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)	770,000	768,075
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22	351,000	349,245
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	1,000,000	1,077,500

		2,194,820
Utilities and power (0.4%)
AES Corp./Virginia (The) sr. unsec. notes 4.00%, 3/15/21	1,000,000	985,000
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.28%), 3.716%, 1/15/23	2,000,000	2,021,548

		3,006,548

Total corporate bonds and notes (cost $86,783,628)		$86,048,757

COMMON STOCKS (0.1%)(a)
	Shares	Value
Avaya Holdings Corp.(NON)	257	$3,996
Caesars Entertainment Corp.(NON)	26,362	224,604
CHC Group, LLC (acquired 3/23/17, cost $125,976) (Cayman Islands)(NON)(RES)	8,688	56,472
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	113,884	89,968
Tribune Media Co. Class 1C	591,290	206,951

Total common stocks (cost $593,902)		$581,991

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20, (acquired 2/2/17, cost $369,620) (Cayman Islands)(RES)	$446,795	$424,455

Total convertible bonds and notes (cost $369,620)		$424,455

SHORT-TERM INVESTMENTS (5.3%)(a)
	Shares	Value
Putnam Short Term Investment Fund 2.37%(AFF)	38,746,108	$38,746,108

Total short-term investments (cost $38,746,108)		$38,746,108
TOTAL INVESTMENTS

Total investments (cost $750,764,846)		$739,175,841

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2018 through November 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $735,677,248.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $480,927, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 2/28/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/18
Short-term investments
	Putnam Short Term Investment Fund**	$33,195,697	$264,964,599	$259,414,188	$696,720	$38,746,108

	Total Short-term investments	$33,195,697	$264,964,599	$259,414,188	$696,720	$38,746,108
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$224,604	$206,951	$—
Energy	—	56,472	—
Technology	3,996	—	—
Utilities and power	—	89,968	—

Total common stocks	228,600	353,391	—
Convertible bonds and notes	—	424,455	—
Corporate bonds and notes	—	86,048,757	—
Senior loans	—	613,374,530	—
Short-term investments	38,746,108	—	—

Totals by level	$38,974,708	$700,201,133	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 28, 2019